Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,192,000
Previously Paid Amount	0.00
Total Fee Amount	2,788.52
Total Offset Amount	0.00
Net Fee	2,788.52
Narrative - Max Aggregate Offering Price	$ 20,192,000
Final Prospectus	true